CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Non-Controlling Interest
Balance at Dec. 31, 2011		$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		677	(126)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		15,250
Stock options (notes 6 and 7)			20,311
Shares issued under incentive share purchase plan		10,590
Shares issued under incentive share purchase plan (in shares)		289,212
Shares issued under dividend reinvestment plan		7,570
Shares issued under dividend reinvestment plan (in shares)		210,378
Shares issued for purchase of mining property (note 14)		2,447			499
Shares issued for purchase of mining property (note 14) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 14)								(12,191)
Net income (loss) for the period						121,820
Dividends declared 0.22 and $0.40 per share for the period ended June 30, 2013 and 2012, respectively)						(68,304)
Other comprehensive income (loss) for the period	(16,561)						(16,561)
Restricted share unit plan (note 6)		(8,084)
Restricted share unit plan (note 6) (in shares)		(228,112)
Balance at Jun. 30, 2012		3,194,581	137,879	24,858	15,665	(75,505)	(23,667)
Balance (in shares) at Jun. 30, 2012		171,169,405
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		9,765	(3,292)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		213,500
Stock options (notes 6 and 7)			19,095
Shares issued under incentive share purchase plan		11,742
Shares issued under incentive share purchase plan (in shares)		370,536
Shares issued under dividend reinvestment plan		14,456
Shares issued under dividend reinvestment plan (in shares)		430,733
Net income (loss) for the period						(521)
Dividends declared 0.22 and $0.40 per share for the period ended June 30, 2013 and 2012, respectively)						(38,150)
Other comprehensive income (loss) for the period	6,179						6,179
Restricted share unit plan (note 6)		(12,817)				157
Restricted share unit plan (note 6) (in shares)		(202,945)
Balance at Jun. 30, 2013	$ 3,416,826	$ 3,265,068	$ 163,835	$ 24,858	$ 15,665	$ (31,468)	$ (21,132)
Balance (in shares) at Jun. 30, 2013		172,914,694